Document and Entity Information	Feb. 24, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	LSC Communications, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37729
Entity Tax Identification Number	36-4829580
Entity Address, Address Line One	P.O. Box 329003
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11232
City Area Code	773
Local Phone Number	272-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001669812
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	4101 Winfield Road
Entity Address, City or Town	Warrenville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60555